RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of nature of relationships with related parties

Name	Relationship with the Company
EJAM GROUP Co., Ltd. (“EJAM Group”)	Indirectly hold a 6.8% equity interest in the Company
Pubang Landscape Architecture (HK) Company Limited (“Pubang Hong Kong”)	Indirectly hold a 20.4% equity interest in the Company
Horgos Zhijiantiancheng	Controlled by EJAM Group
Guangzhou Yijiantiancheng Technology Co., Ltd. (“Guangzhou Yijiantiancheng”)	Controlled by EJAM Group
Horgos Meitui Network Technology Co., Ltd. (“Horgos Meitui”)	Controlled by EJAM Group, and was disposed of by EJAM Group on March 24, 2020
Ms. Wenxiu Zhong	Former Chairperson of the Board of Directors, CEO and indirect equity shareholder of the Company
Anruitai Investment Limited (“Anruitai”)	90% owned by Ms. Wenxiu Zhong and 10% owned by Mr. Sheng Gong, the Director and indirect equity shareholder of the Company

Schedule of transactions with related parties

	For the Six Months Ended
	June 30,
	2023	2022
Horgos Zhijiantiancheng	$153,077	$28,667

Schedule of balances due from related parties

	June 30,	December 31,
	2023	2022
Media deposits
Horgos Zhijiantiancheng (a)	$202,349	$104,390

Prepayments
Horgos Zhijiantiancheng (a)	$917,758	$3,314,744

Due from related parties
Anruitai Investment Limited	$28,667	$28,667
	$28,667	$28,667
(a)	Horgos Zhijiantiancheng is both a media and advertiser with the Company. For six months ended June 30, 2023 and 2022, the Company provided services to Horgos Zhijiantiancheng and paid media deposits with Horgos Zhijiantiancheng.

Schedule of balances due to related parties

	June 30,	December 31,
	2023	2022
Other payable
Wenxiu Zhong	$14,434	$14,499
	$14,434	$14,499